JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 94.5%
Alternative Assets — 3.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	984,026	12,241,286

Fixed Income — 10.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	370,024	4,599,399
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,110,363	9,771,192
JPMorgan Corporate Bond Fund Class R6 Shares (a)	244,244	2,630,510
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	75,618	588,307
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	71,012	549,632
JPMorgan High Yield Fund Class R6 Shares (a)	1,729,437	11,777,463
JPMorgan Managed Income Fund Class L Shares (a)	447,929	4,501,685

Total Fixed Income		34,418,188

International Equity — 34.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,570,248	27,542,144
JPMorgan International Advantage Fund Class R6 Shares (a)	799,560	14,775,871
JPMorgan International Focus Fund Class R6 Shares (a)	1,493,573	34,441,783
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	1,950,451	32,572,533

Total International Equity		109,332,331

U.S. Equity — 45.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	1,286,917	40,164,678
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	62,138	3,520,749
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	86,507	2,190,358
JPMorgan Small Cap Value Fund Class R6 Shares (a)	93,286	1,890,914
JPMorgan U.S. Equity Fund Class R6 Shares (a)	1,927,844	34,450,580
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	965,727	28,131,638
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,047,100	32,062,209

Total U.S. Equity		142,411,126

TOTAL INVESTMENT COMPANIES (Cost $282,991,900)		298,402,931

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Notes 2.50%, 1/31/2021(b) (Cost $5,087,556)	5,064,700	5,103,872

	Shares
EXCHANGE-TRADED FUNDS — 0.9%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $3,340,910)	37,710	2,713,235

SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $10,559,248)	10,559,248	10,559,248

Total Investments — 100.3% (Cost $301,979,614)		316,779,286
Liabilities in Excess of Other Assets — (0.3)%		(984,793)

Net Assets — 100.0%		315,794,493

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	151	12/2020	EUR	5,633,411	(208,483)
MSCI EAFE E-Mini Index	43	12/2020	USD	3,984,380	(108,318)
MSCI Emerging Markets E-Mini Index	144	12/2020	USD	7,835,760	(68,041)
Russell 2000 E-Mini Index	61	12/2020	USD	4,591,165	48,504
S&P 500 E-Mini Index	57	12/2020	USD	9,546,075	74,154
S&P Midcap 400 E-Mini Index	39	12/2020	USD	7,235,670	24,196
U.S. Treasury 10 Year Note	80	12/2020	USD	11,160,000	26,973

					(211,015)

Short Contracts
DJ US Real Estate Index	(57)	12/2020	USD	(1,785,810)	35,158
Euro-Bund	(43)	12/2020	EUR	(8,796,974)	(41,005)
FTSE 100 Index	(82)	12/2020	GBP	(6,168,118)	174,048

					168,201

					(42,814)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$2,713,235	$—	$—	$2,713,235
Investment Companies	298,402,931	—	—	298,402,931
U.S. Treasury Obligations	—	5,103,872	—	5,103,872
Short-Term Investments
Investment Companies	10,559,248	—	—	10,559,248

Total Investments in Securities	$311,675,414	$5,103,872	$—	$316,779,286

Appreciation in Other Financial Instruments
Futures Contracts	$383,033	$—	$—	$383,033

Depreciation in Other Financial Instruments
Futures Contracts	$(425,847)	$—	$—	$(425,847)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$2,689,854	$—	$—	$—	$23,381	$2,713,235	37,710	$20,933	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	4,088,941	498,511	—	—	11,947	4,599,399	370,024	26,346	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,024,862	70,483	1,428,471	35,248	69,070	9,771,192	1,110,363	70,483	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	2,593,962	17,281	—	—	19,267	2,630,510	244,244	17,282	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	571,057	5,313	—	—	11,937	588,307	75,618	5,313	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	22,738,582	2,524,639	—	—	2,278,923	27,542,144	1,570,248	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	538,093	4,549	—	—	6,990	549,632	71,012	4,549	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	32,019,806	3,320,106	—	—	4,824,766	40,164,678	1,286,917	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	6,688,173	4,878,868	—	—	210,422	11,777,463	1,729,437	114,424	—
JPMorgan International Advantage Fund Class R6 Shares (a)	13,392,022	718,275	—	—	665,574	14,775,871	799,560	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	30,221,895	3,041,145	1,495,537	(6,854)	2,681,134	34,441,783	1,493,573	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	27,653,889	4,056,970	—	—	861,674	32,572,533	1,950,451	—	—
JPMorgan Managed Income Fund Class L Shares (a)	196,316	4,305,371	—	—	(2)	4,501,685	447,929	8,665	—
JPMorgan Realty Income Fund Class R6 Shares (a)	10,702,046	1,417,352	—	—	121,888	12,241,286	984,026	46,829	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	2,920,433	465,548	—	—	134,768	3,520,749	62,138	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,497,005	468,066	—	—	225,287	2,190,358	86,507	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,852,301	6,098	—	—	32,515	1,890,914	93,286	6,097	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	30,313,896	2,304,172	1,104,999	67,989	2,869,522	34,450,580	1,927,844	90,160	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	15,995,182	26,445,322	31,881,256	—	—	10,559,248	10,559,248	2,752	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	24,846,361	2,655,576	1,589,643	50,870	2,168,474	28,131,638	965,727	151,937	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	31,774,632	754,120	1,527,409	(245,903)	1,306,769	32,062,209	1,047,100	—	—

Total	$274,319,308	$57,957,765	$39,027,315	$(98,650)	$18,524,306	$311,675,414		$565,770	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.